BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss for basic and diluted loss per share	$ (54,833)	$ (46,709)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	299,898,466	290,975,091
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	299,898,466	290,975,091
Weighted average number of shares excluded from calculation of diluted loss per share (in shares)	63,123,946	74,775,324
Class A Ordinary and Preferred Shares
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	299,898,466	290,975,091
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	299,898,466	290,975,091
Basic net loss per ordinary share and preferred share (in USD per share)	$ (0.18)	$ (0.16)
Diluted net loss per ordinary share and preferred share (in USD per share)	$ (0.18)	$ (0.16)